Average Annual Total Returns - Institutional - Vanguard Balanced Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	16.41%	11.29%	10.00%	15.34%	10.45%	9.24%	9.93%	8.64%	7.90%	21.02%	15.46%	13.84%	20.99%	15.44%		20.99%	15.44%	13.80%	7.75%	4.53%	3.89%	17.34%	11.51%	10.21%